Capital - Summary of Dividend Declared and Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Dividends Declared And Paid [Abstract]
Dividends declared per common share	$ 0.38	$ 0.36	$ 0.76	$ 0.72
Dividends declared	$ 188	$ 180	$ 376	$ 361
Dividends reinvested	(6)	(5)	(12)	(12)
Dividends paid	$ 182	$ 175	$ 364	$ 349